Remuneration of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
Schedule of remuneration of key management personnel
$’000	Year ended December 31,
	2022				2021				2020
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments
G. Cerrone (1)	296	148	-	-	330	855	-	624	170	13,588	-	155
Willy Simon	55			83	59			93	49	-	-	31
Gregor MacRae	-	-	-	-	-	-	-	-	27	-	-	-
J Brancaccio	55	--	-	83	59	--	-	93	22	-	-	31
K. Shailubhai	-	-	379	(145)	-	210	600	492	-	210	600	2,069
T Adams	-	-	-	(1,967)	-	-	413	2,197	-	-	-	-
	406	148	379	(1,946)	448	1,065	1,013	3,499	268	13,798	600	2,286

(1)	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.

Schedule of share options were granted to directors
	Year ended December 31,
	2022	2021	2020
	Number of options	Number of options	Number of options

G. Cerrone	-	-	1,800,000
K. Shailubhai	-	-	-
L. Zanbeletti	-	-	-
W.Simon	-	-	250,000
J. Brancaccio	-	-	250,000
T Adams	-	3,500,000	-
	-	3,500,000	2,300,000